Non-Controlling Interests	6 Months Ended
Jun. 30, 2024
Non-Controlling Interests [Abstract]
NON-CONTROLLING INTERESTS

15. NON-CONTROLLING INTERESTS

In July 2023, JYD XYX entered into a joint venture agreement with Mr. Wu Hailong, to set up JYD RHTD. Since the Group retains control of JYD RHTD, the investment from Mr. Wu Hailong was accounted for as non-controlling interest.

In January 2024, the Group acquired a 51% equity interest of Qingdao Oranda Supply Chain Management Co., Ltd. (“Oranda”) and 51% equity interest of Shenzhen Jiniu International Logistics Co., Ltd. (“JNT”). Since the Group retains control of Oranda and JNT, the investment from Mr. Ke Zhu of Oranda and Mr. Guojun Niu of JNT were accounted for as non-controlling interests.

In April 2024, the Group and Mr. Guojun Niu acquired a 51% and 49% equity interest of HK (FASTFLY) International Logistics Co., Limited (“FASTFLY”), respectively. Since the Group retains control of FASTLY, the investment from Mr. Guojun Niu was accounted for as non-controlling interest.

In May 2024, JYD US acquired a 51% equity interest of HYTX Warehouse Inc. (“HYTX”). Since the Group retains control of HYTX, the investment from HYTX INC was accounted for as non-controlling interest.

As of December 31, 2023 and June 30, 2024, the balance of non-controlling interest is as following.

Entity	As of December 31, 2023	As of June 30, 2024
	RMB	RMB	US$
TYPHK	(164,700)	(168,873)	(23,695)
JYD SHWL	(1,434,739)	(1,439,448)	(201,977)
JYD YCKJ	(9,304,266)	(11,941,229)	(1,675,539)
JYD RHTD	3,277,031	5,069,176	711,284
JNT	-	(94,678)	(13,285)
FASTFLY	-	(7,334)	(1,029)
Oranda	-	(448,714)	(62,961)
HYTX	-	(22,797)	(3,199)
Total	(7,676,674)	(9,053,897)	(1,270,401)